UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HM Capital Management, LLC
Address: 8235 Forsyth Blvd., Suite 540
         Clayton, MO  63105

13F File Number:  028-11951

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew E. Kopsky
Title:
Phone:     314-746-1770

Signature, Place, and Date of Signing:

  /s/ Matthew E. Kopsky     Clayton, MO     May 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $42,548 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      COM              013817101      650    36825 SH       SOLE                    36825        0        0
APPLE INC                      COM              037833100      441     1268 SH       SOLE                     1268        0        0
ARCH COAL INC                  COM              039380100      288     8000 SH       SOLE                     8000        0        0
BANK OF AMERICA CORPORATION    COM              060505104      558    41977 SH       SOLE                    41977        0        0
BRIGHAM EXPLORATION CO         COM              109178103      372    10000 SH       SOLE                    10000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109      433    12500 SH       SOLE                    12500        0        0
CHIMERA INVT CORP              COM              16934Q109      277    70000 SH       SOLE                    70000        0        0
CIGNA CORP                     COM              125509109      543    12257 SH       SOLE                    12257        0        0
EMERSON ELEC CO                COM              291011104      344     5864 SH       SOLE                     5864        0        0
EXIDE TECHNOLOGIES             COM NEW          302051206      294    26340 SH       SOLE                    26340        0        0
EXPRESS SCRIPTS INC            COM              302182100      749    13453 SH       SOLE                    13453        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      243     4384 SH       SOLE                     4384        0        0
GENERAL ELECTRIC CO            COM              369604103      346    17220 SH       SOLE                    17220        0        0
HERSHEY CO                     COM              427866108      228     4200 SH       SOLE                     4200        0        0
HESS CORP                      COM              42809H107      348     4086 SH       SOLE                     4086        0        0
ISHARES TR                     S&P 100 IDX FD   464287101     8429   142023 SH       SOLE                   142023        0        0
ISHARES TR                     S&P 500 INDEX    464287200      411     3086 SH       SOLE                     3086        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457      281     3360 SH       SOLE                     3360        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     2298    38220 SH       SOLE                    38220        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     3700    53883 SH       SOLE                    53883        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     3371    55743 SH       SOLE                    55743        0        0
ISHARES TR                     RUSSELL 2000     464287655      237     2815 SH       SOLE                     2815        0        0
ISHARES TR                     S&P GLO INFRAS   464288372      445    12050 SH       SOLE                    12050        0        0
ISHARES TR                     MSCI VAL IDX     464288877      210     3955 SH       SOLE                     3955        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302      490     9000 SH       SOLE                     9000        0        0
METROPCS COMMUNICATIONS INC    COM              591708102      162    10000 SH       SOLE                    10000        0        0
MONSANTO CO NEW                COM              61166W101      314     4350 SH       SOLE                     4350        0        0
MOSAIC CO                      COM              61945A107      518     6594 SH       SOLE                     6594        0        0
PEABODY ENERGY CORP            COM              704549104      302     4177 SH       SOLE                     4177        0        0
PEPSICO INC                    COM              713448108      218     3373 SH       SOLE                     3373        0        0
PFIZER INC                     COM              717081103      424    20904 SH       SOLE                    20904        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      574    10000 SH       SOLE                    10000        0        0
QWEST COMMUNICATIONS INTL IN   COM              749121109        0    25000 SH       SOLE                    25000        0        0
RACKSPACE HOSTING INC          COM              750086100      408     9520 SH       SOLE                     9520        0        0
ROYCE VALUE TR INC             COM              780910105      188    12200 SH       SOLE                    12200        0        0
SAVVIS INC                     COM NEW          805423308      438    11842 SH       SOLE                    11842        0        0
SCHWAB CHARLES CORP NEW        COM              808513105      247    13635 SH       SOLE                    13635        0        0
SOLUTIA INC                    COM NEW          834376501      254    10000 SH       SOLE                    10000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     4097    30905 SH       SOLE                    30905        0        0
TORTOISE ENERGY INFRSTRCTR C   COM              89147L100      449    11221 SH       SOLE                    11221        0        0
TYSON FOODS INC                CL A             902494103      673    35097 SH       SOLE                    35097        0        0
UNION PAC CORP                 COM              907818108      350     3560 SH       SOLE                     3560        0        0
US BANCORP DEL                 COM NEW          902973304      344    13051 SH       SOLE                    13051        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769     5819    84691 SH       SOLE                    84691        0        0
WASTE MGMT INC DEL             COM              94106L109      783    21037 SH       SOLE                    21037        0        0